Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization of intangible assets	¥ 1,051	¥ 719	¥ 718